Goodwill and Intangible Assets Disclosure: Finite-lived Intangible Assets Amortization Expense (Details) - USD ($)	Aug. 31, 2015	Aug. 31, 2014
Details
Patents	$ 109,092	$ 109,092
Purchased Patents	1,467,500	1,467,500
Goodwill	5,000	5,000
Less Amortization	(288,608)	(170,619)
Net Intangible assets	$ 1,292,984	$ 1,410,973